Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	PRESTIGE CAPITAL CORP
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0000790179
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	2,332,200
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Balance Sheets [Unaudited] (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current Assets
Cash	$ 0		$ 2,390
Note Receivable	130
Total Current Assets	130		2,390
Total Assets	130		2,390
Current Liabilities
Accounts payable	19,002		6,988
Accrued interest	16,329		12,745
Shareholder loans	93,962		88,442
Total Current Liabilities	129,293		108,175
Total Liabilities	129,293		108,175
Stockholders' Equity (Deficit)
Preferred stock - 10,000,000 shares authorized - No shares issued and outstanding		[1]		[1]
Common stock - 100,000,000 shares authorized having a par value of $0.001 per share; 2,332,200 shares issued and outstanding at June 30, 2011 and 2,302,200 shares issued and outstanding at December 31, 2010	2,332	[2]	2,302	[2]
Additional Paid in Capital	394,627		385,657
Accumulated Retained Deficit	(383,749)		(383,749)
Deficit accumulated during the development stage	(142,373)		(109,995)
Total Stockholders' Equity (Deficit)	(129,163)		(105,785)
Total Liabilities and Stockholders' Equity (Deficit)	$ 130		$ 2,390

[1]	10,000,000 shares authorized - No shares issued and outstanding
[2]	100,000,000 shares authorized having a par value of $0.001 per share; 2,332,200 shares issued and outstanding at June 30, 2011

PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Balance Sheets [Unaudited] [Paranthetical] (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock, authorized	10,000,000	10,000,000
Common stock, $.001 par value	$ 0.001	$ 0.001
Common stock authorized	100,000,000	100,000,000
Common stock issued	2,332,200	2,302,200
Common stock outstanding	2,332,200	2,302,200

PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Statements of Operations For the Three and Six Months Ended June 30, 2011 and 2010 and for the Period from Reactivation [June 21, 2006] through June 30, 2011 (Unaudited) (USD  $)
	3 Months Ended		6 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Expenses
General and administrative expenses	$ 14,039	$ 6,769	$ 28,794	$ 15,079	$ 123,287
Operating expenses	14,039	6,769	28,794	15,079	123,287
Loss from Operations	(14,039)	(6,769)	(28,794)	(15,079)	(123,287)
Non-Operating Income (Expense)
Related party interest expense	(1,834)	(1,484)	(3,584)	(2,771)	(19,592)
Related party interest income					506
Total Non-operating Income (Expense)	(1,834)	(1,484)	(3,584)	(2,771)	(19,086)
Net loss before income taxes	(15,873)	(8,253)	(32,378)	(17,850)	(142,373)
Net Loss	$ (15,873)	$ (8,253)	$ (32,378)	$ (17,850)	$ (142,373)
Basic and Diluted Loss per share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	2,332,200	2,302,200	2,332,200	2,302,200

PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Statements of Cash Flows For the Six Months Ended June 30, 2011 and 2010 and for the Period from Reactivation [June 21, 2006] through June 30, 2011 (Unaudited) (USD  $)
	6 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows From Operating Activities
Net loss	$ (32,378)	$ (17,850)	$ (142,373)
Adjustments to reconcile net loss to net cash used by operating activities
Imputed related party interest expense			636
Share-based compensation	9,000		9,000
Corporate expenses paid by shareholder	5,520	14,586	60,664
Changes in assets and liabilities
Increase in receivables	(130)		(130)
Increase in accounts payable	12,014	518	13,843
Increase in accrued interest	3,584	2,746	16,329
Net Cash from Operating Activities	(2,390)		(42,031)
Cash Flows From Financing Activities
Proceeds from related party loans			33,300
Repayment of related party loans			(12,000)
Proceeds from issuances of common stock			25,000
Repurchase of common stock			(4,269)
Net Cash From Financing Activities			42,031
Net Increase (Decrease) in Cash	(2,390)	0	0
Beginning cash balance	2,390	86	0
Ending cash balance	$ 0	$ 86	$ 0

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying condensed financial statements have been prepared without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, the interim financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary for a fair presentation of the results for the periods presented. Certain information and disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report for the year ended December 31, 2010. The operating results for the periods presented are not necessarily indicative of the operating results for the full year.

Going Concern Note

NOTE 2 GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has incurred losses since its inception and has no revenue-generating activities. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard, management is seeking potential business opportunities and is proposing to raise any necessary additional funds not provided by operations through loans and/or through additional sales of its common stock. There is no assurance that the Company will be successful in raising additional capital or achieving profitable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Accounting Changes and Error Corrections	3 Months Ended
Jun. 30, 2011
Accounting Changes and Error Corrections
Description of New Accounting Pronouncements Not yet Adopted [Text Block]

NOTE 3 NEW ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by FASB that are adopted by the Company as of the specified effective date.  If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.